Annual Total Returns	12 Months Ended
Dec. 31, 2025
SMI 3Fourteen Full-Cycle Trend ETF | SMI 3Fourteen Full-Cycle Trend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(3.77%)